UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Pennsylvania
Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Municipal Money Market Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 250 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, Dreyfus Pennsylvania Municipal Money Market Fund produced an annualized yield of 2.23% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 2.26% .1

Yields of tax-exempt money market instruments declined along with short-term interest rates as the Federal Reserve Board (the “Fed”) attempted to stimulate economic growth and address a credit crisis. Supply-and-demand factors also influenced tax-exempt money market yields.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund’s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and Pennsylvania state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Pennsylvania’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

Economic and Credit Woes Dampened Investor Sentiment

Economic conditions deteriorated over the reporting period as U.S. housing markets struggled and food and energy costs soared. Moreover, a credit crisis in the sub-prime mortgage market spread to other asset classes, and investors flocked to the relative safety of U.S.Treasury securities and money market funds, sparking price dislocations in longer-term fixed-income markets.

By the start of the reporting period, the Fed already had attempted to address these issues by implementing two cuts in the federal funds rate, which drove the overnight rate from 5.25% to 4.50% . However, news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with another rate cut in December.

Additional evidence of economic weakness accumulated in 2008, including the first monthly job losses in more than four years.The Fed took aggressive action in late January, easing the federal funds rate by 125 basis points in two moves. Additional reductions in March and April left the federal funds rate at 2% by the reporting period’s end.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with ample supply of short-term variable-rate demand notes and tender option bonds, driving tax-exempt money market yields higher, at times, than yields of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

Meanwhile, Pennsylvania’s fiscal condition has remained sound, but the housing slump and rising health care costs for elderly residents may put pressure on future state budgets. Still, manageable debt levels and the state’s track record of strong financial management should help it meet these challenges.

Maintaining a Conservative Investment Posture

We generally have maintained a cautious investment approach, as always, investing exclusively in instruments approved after extensive research by our credit analysts. In addition, we set the fund’s weighted average maturity in a range that was modestly longer than industry averages in an effort to capture higher yields while interest rates fell, and we staggered the maturities of the fund’s holdings to cushion market volatility and guard against unexpected changes in interest rates.

Although the U.S. economy has remained weak, we believe that the Fed is likely to refrain from further rate cuts for a while due to mounting inflationary pressures. Therefore, we currently intend to maintain the fund’s conservative credit posture. In addition, we intend to maintain the fund’s laddered strategy and longer weighted average maturity until we see evidence that the Fed is ready to alter monetary policy one way or the other.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 2.92
Ending value (after expenses)	$1,011.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 2.93
Ending value (after expenses)	$1,022.10

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—101.1%	Rate (%)	Date	Amount ($)	Value ($)

Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)	1.60	6/7/08	1,500,000 [a]	1,500,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA, Inc.)	1.70	6/7/08	900,000 [a]	900,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA, Inc. and Liquidity Facility;
JPMorgan Chase Bank)	1.70	6/7/08	3,000,000 [a]	3,000,000
Allegheny County Hospital
Development Authority, Revenue
(Puttters Program) (University
of Pittsburgh Medical Center)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)	1.67	6/7/08	4,000,000 [a,b]	4,000,000
Allegheny County Hospital
Development Authority, Revenue
(UPMC Senior Communities,
Inc.) (Liquidity Facility;
FNMA and LOC; FNMA)	1.62	6/7/08	500,000 [a]	500,000
Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)	1.70	6/7/08	1,035,000 [a]	1,035,000
BB&T Municipal Trust
(Pennsylvania, GO) (Liquidity
Facility; Branch Banking and
Trust Co.)	1.64	6/7/08	5,100,000 [a,b]	5,100,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank NA)	1.70	6/7/08	515,000 [a]	515,000
Berks County Industrial
Development Authority, Revenue
(Beacon Container Corporation
Project) (LOC; Wachovia Bank)	1.75	6/7/08	500,000 [a]	500,000
Berks County Industrial
Development Authority, Revenue
(Visiting Nurse Association of
Pottstown and Vicinity
Project) (LOC; Wachovia Bank)	1.70	6/7/08	680,000 [a]	680,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	1.65	6/7/08	600,000 [a]	600,000
Berks County Municipal Authority,
Revenue (Phoebe-Devitt Homes
Obligated Group Project) (LOC;
Banco Santander)	1.60	6/7/08	10,325,000 [a]	10,325,000
Blair County Hospital Authority,
HR (Altoona Hospital Project)
(Insured; AMBAC)	4.70	7/1/08	1,500,000	1,501,438
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	1.66	6/7/08	5,000,000 [a]	5,000,000
Blair County Industrial
Development Authority, Revenue
(NPC, Inc. Project) (LOC; PNC
Bank NA)	1.75	6/7/08	4,525,000 [a]	4,525,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	1.75	6/7/08	2,385,000 [a]	2,385,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	1.82	6/7/08	2,455,000 [a]	2,455,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	1.80	6/7/08	1,320,000 [a]	1,320,000
Bucks County Industrial
Development Authority, Revenue
(L&L Properties, L.P. Project)
(LOC; Wilmington Trust Company)	1.85	6/7/08	2,555,000 [a]	2,555,000
Bucks County Industrial
Development Authority, Revenue
(LTL Color Compounders, Inc.
Project) (LOC; Wilmington
Trust Company)	1.85	6/7/08	1,085,000 [a]	1,085,000
Bucks County Water and Sewer
Authority, Neshaminy
Interceptor Sewer System Sewer
Revenue (Insured; AMBAC)	4.00	6/1/08	500,000	500,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	1.70	6/7/08	600,000 [a]	600,000
Butler County Industrial
Development Authority, EDR
(Butler County Family YMCA
Project) (LOC; National City
Bank)	1.98	6/7/08	6,405,000 [a]	6,405,000
Canon-McMillan School District,
GO Notes, Refunding (Insured;
FSA)	2.00	12/1/08	760,000	760,929
Central Bucks School District,
GO Notes, Refunding	3.50	5/15/09	2,895,000	2,944,864
Chester County,
Revenue (LOC; PNC Bank NA)	1.67	6/7/08	1,900,000 [a]	1,900,000
Chester County Health and
Education Facilities
Authority, Revenue (Jenner’s
Pond Project) (LOC; Citizens
Bank of Pennsylvania)	1.60	6/7/08	600,000 [a]	600,000
Chester County Industrial
Development Authority, Revenue
(Delaware Valley Friends
School Project) (LOC; Wachovia
Bank)	1.65	6/7/08	805,000 [a]	805,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	1.65	6/7/08	3,180,000 [a]	3,180,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	1.68	6/7/08	7,500,000 [a]	7,500,000
Clarion Limestone Area School
District, GO Notes, TRAN	4.75	6/30/08	667,000	667,354
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	2.30	6/7/08	2,000,000 [a]	2,000,000
Cumberland County Industrial
Development Authority, Revenue
(Lawrence Schiff Silk Mills,
Inc. Project) (LOC; Wachovia
Bank)	1.75	6/7/08	590,000 [a]	590,000
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	1.63	6/7/08	2,395,000 [a]	2,395,000
Delaware County Industrial
Development Authority, EIR,
Refunding (Sunoco, Inc. (R&M))
(LOC; Bank of America)	1.60	6/7/08	1,200,000 [a]	1,200,000
Delaware County Industrial
Development Authority, Revenue
(Academy of Notre Dame de
Namur) (LOC; Citizens Bank of
Pennsylvania)	1.63	6/7/08	2,810,000 [a]	2,810,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	1.75	6/7/08	4,000,000 [a]	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Inc. Project) (LOC;
Commerce Bank)	1.62	6/7/08	1,900,000 [a]	1,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Derry Township School District,
GO Notes	3.00	9/1/08	2,005,000 [c]	2,009,792
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	1.67	6/7/08	2,200,000 [a]	2,200,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	1.77	6/7/08	2,750,000 [a]	2,750,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	1.72	6/7/08	4,000,000 [a]	4,000,000
Elizabethtown Industrial
Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	1.72	6/7/08	5,685,000 [a]	5,685,000
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T
Bank)	1.69	6/7/08	1,700,000 [a]	1,700,000
Exeter Township,
GO Notes (Insured; AMBAC)	4.75	7/15/08	785,000	786,577
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	1.75	6/7/08	1,000,000 [a]	1,000,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	1.82	6/7/08	1,300,000 [a]	1,300,000
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	1.75	6/7/08	920,000 [a]	920,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.67	6/7/08	2,190,000 [a]	2,190,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hatfield Township Industrial
Development Authority, Revenue
(H & N Packaging, Inc.
Project) (LOC; Eurohypo AG)	1.75	6/7/08	1,715,000 [a]	1,715,000
Hempfield School District,
GO Notes	3.00	10/15/08	2,000,000	2,003,637
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.67	6/7/08	2,000,000 [a]	2,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	1.62	6/7/08	565,000 [a]	565,000
Lancaster County Hospital
Authority, HR (The Lancaster
General Hospital Project)
(Insured; AMBAC)	4.75	7/1/08	2,425,000	2,426,991
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	1,000,000	1,009,281
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	1.77	6/7/08	2,770,000 [a]	2,770,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	1.77	6/7/08	2,055,000 [a]	2,055,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	1.82	6/7/08	280,000 [a]	280,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	1.72	6/7/08	2,490,000 [a]	2,490,000
Lancaster Industrial Development
Authority, Revenue (RIS Paper
Company Project) (LOC; PNC
Bank NA)	1.75	6/7/08	200,000 [a]	200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lancaster Industrial Development
Authority, Revenue (Snavely’s
Mill, Inc. Project) (LOC;
Fulton Bank)	1.82	6/7/08	1,935,000 [a]	1,935,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton Bank)	1.73	6/7/08	2,500,000 [a]	2,500,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	1.75	6/7/08	1,190,000 [a]	1,190,000
Manheim Township School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.62	6/7/08	1,400,000 [a]	1,400,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	1.75	6/7/08	545,000 [a]	545,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC; JP
Morgan Chase Bank)	1.68	6/7/08	3,225,000 [a]	3,225,000
Montgomery County Industrial
Development Authority, Revenue
(Girl Scouts of Southeastern
Pennsylvania Project) (LOC;
Wachovia Bank)	1.70	6/7/08	600,000 [a]	600,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	1.79	6/7/08	12,960,000 [a]	12,960,000
Montgomery County Industrial
Development Authority, RRR,
Refunding (Montenay Montgomery
County Project) (Insured;
MBIA, Inc.)	5.00	11/1/08	4,000,000	4,029,875
New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
FSA and Liquidity Facility;
PNC Bank NA)	1.65	6/7/08	1,000,000 [a]	1,000,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
MBIA, Inc.)	5.50	7/1/08	1,605,000	1,608,107
North Coventry Township,
GO Notes (Insured; FSA)	3.50	11/15/08	400,000	400,888
North Wales Water Authority,
Rural Water Projects Revenue
Notes	2.05	10/1/08	5,000,000	5,000,000
Northampton County General Purpose
Authority, Revenue (Lafayette
College)	3.35	12/1/08	1,000,000	1,000,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	1.70	6/7/08	840,000 [a]	840,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	1.81	6/7/08	2,450,000 [a]	2,450,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	1.90	6/7/08	390,000 [a]	390,000
Northampton County Industrial
Development Authority, Revenue
(Moravian College Housing
Project) (LOC; Fulton Bank)	1.72	6/7/08	5,000,000 [a]	5,000,000
Northampton County Industrial
Development Authority, Revenue
(Reale Associated Project)
(LOC; Wachovia Bank)	1.75	6/7/08	990,000 [a]	990,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	1.75	6/7/08	1,730,000 [a]	1,730,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	1.75	6/7/08	605,000 [a]	605,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania,
GO Notes	5.00	8/1/08	750,000 [d]	761,070
Pennsylvania,
GO Notes	5.25	10/1/08	585,000	588,226
Pennsylvania,
GO Notes	5.00	10/15/08	800,000	805,826
Pennsylvania,
GO Notes	5.75	1/15/09	300,000	306,821
Pennsylvania,
GO Notes (Insured; FGIC)	5.00	7/1/08	550,000	550,695
Pennsylvania,
GO Notes, Refunding	4.75	9/1/08	2,325,000	2,340,910
Pennsylvania,
GO Notes, Refunding	5.25	2/1/09	580,000	592,429
Pennsylvania,
GO Notes, Refunding (Insured;
FGIC)	5.00	10/1/08	1,000,000	1,006,512
Pennsylvania Economic Development
Financing Authority, EDR (CTP
Carrera, Inc. Project) (LOC;
PNC Bank NA)	1.70	6/7/08	900,000 [a]	900,000
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank NA)	1.70	6/7/08	1,300,000 [a]	1,300,000
Pennsylvania Economic Development
Financing Authority, EDR
(Pittsburgh Flexicore Company,
Inc. Project) (LOC; PNC Bank NA)	1.70	6/7/08	1,050,000 [a]	1,050,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	1.75	6/7/08	700,000 [a]	700,000
Pennsylvania Economic Development
Financing Authority, EDR (PMF
Industries, Inc. Project)
(LOC; PNC Bank NA)	1.70	6/7/08	800,000 [a]	800,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership
Project) (LOC; PNC Bank NA)	1.70	6/7/08	1,210,000 [a]	1,210,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania Economic Development
Financing Authority, Revenue
(Conestoga Wood Specialties
Corporation Project) (LOC;
Wachovia Bank)	1.75	6/7/08	800,000 [a]	800,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	1.75	6/7/08	830,000 [a]	830,000
Pennsylvania Higher Education
Assistance Agency, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	4.25	6/7/08	10,000,000 [a]	10,000,000
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/08	4,520,000	4,536,782
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania) (LOC; Citizens
Bank of Pennsylvania)	1.55	6/7/08	9,000,000 [a]	9,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; MBIA,
Inc. and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.65	6/7/08	5,625,000 [a]	5,625,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	1.70	3/17/09	6,030,000	6,030,000
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (State System of
Higher Education)	3.25	6/15/09	1,595,000	1,611,217
Pennsylvania Housing Finance
Agency, SFMR	3.75	10/1/08	360,000	360,584

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania Housing Finance
Agency, SFMR	2.15	3/27/09	3,260,000	3,260,000
Pennsylvania Housing Finance
Agency, SFMR	2.35	3/27/09	2,700,000	2,700,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; DEPFA Bank PLC)	1.70	6/7/08	1,000,000 [a]	1,000,000
Pennsylvania State University,
GO (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.67	6/7/08	4,330,000 [a,b]	4,330,000
Pennsylvania State University,
Revenue, Refunding	4.00	3/1/09	250,000	253,316
Pennsylvania Turnpike Commission,
Registration Fee Revenue,
Refunding (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	1.60	6/7/08	675,000 [a]	675,000
Philadelphia,
Gas Works Revenue (Insured; FSA)	5.25	7/1/08	1,000,000	1,001,760
Philadelphia,
Gas Works Revenue (Insured; FSA)	5.25	8/1/08	2,465,000	2,471,113
Philadelphia,
Multi-Modal GO, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.62	6/7/08	3,000,000 [a]	3,000,000
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA, Inc.)	6.25	8/1/08	800,000	803,872
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wachovia Bank)	1.75	6/7/08	520,000 [a]	520,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	1.65	6/7/08	1,000,000 [a]	1,000,000
Philadelphia Authority for
Industrial Development,
Revenue (Girard Estate Aramark
Tower Acquisition Project)
(LOC; JPMorgan Chase Bank)	1.55	6/7/08	500,000 [a]	500,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Philadelphia Authority for
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	1.75	6/7/08	130,000 [a]	130,000
Philadelphia Authority for
Industrial Development,
Revenue (National Board of
Medical Examiners Project)
(Insured; MBIA, Inc. and
Liquidity Facility; JPMorgan
Chase Bank)	1.90	6/7/08	8,800,000 [a]	8,800,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (The
Philadelphia School) (LOC;
Wachovia Bank)	1.65	6/7/08	700,000 [a]	700,000
Philadelphia School District,
GO Notes, Refunding (Insured;
MBIA, Inc.)	5.00	10/1/08	1,000,000	1,004,867
Philadelphia School District,
TRAN (LOC; Bank of America)	4.50	6/27/08	750,000	751,208
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; Allied Irish Banks)	1.62	6/7/08	650,000 [a]	650,000
Puttable Floating Option Tax
Exempt Receipts
(Montgomery County
Redevelopment Authority,
MFHR (Hunt Club Apartments))
(Liquidity Facility; FHLMC
and LOC; FHLMC)	1.79	6/7/08	2,495,000 [a,b]	2,495,000
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	290,000	290,530
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	250,000	250,457

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

State Public School Building
Authority, School LR (The
School District of Philadelphia
Project) (Insured; FSA)	4.00	6/1/08	1,000,000	1,000,000
State Public School Building
Authority, School LR (The
School District of Philadelphia
Project) (Insured; FSA)	5.00	6/1/08	1,500,000	1,500,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	1.82	6/7/08	5,670,000 [a]	5,670,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	1.81	6/7/08	4,930,000 [a]	4,930,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.63	6/7/08	1,100,000 [a]	1,100,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.63	6/7/08	1,700,000 [a]	1,700,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.63	6/7/08	1,400,000 [a]	1,400,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.63	6/7/08	1,000,000 [a]	1,000,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Upper Saint Clair Township,
GO Notes (Insured; FSA and
Liquidity Facility; PNC Bank
NA)	1.66	6/7/08	6,460,000 [a]	6,460,000
York County,
GO Notes, TRAN	3.50	6/30/08	3,645,000	3,647,090
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	1.72	6/7/08	3,350,000 [a]	3,350,000

Total Investments (cost $301,745,018)			101.1%	301,745,018
Liabilities, Less Cash and Receivables			(1.1%)	(3,281,181)
Net Assets			100.0%	298,463,837

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $15,925,000 or 5.3% of net assets.
[c] Purchased on a delayed delivery basis.
[d] This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	64.0
AAA,AA,A [e]		Aaa,Aa,A [e]		AAA,AA,A [e]	14.7
Not Rated [f]		Not Rated [f]		Not Rated [f]	21.3
					100.0

† Based on total investments. e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers. f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	301,745,018	301,745,018
Interest receivable		1,434,961
Prepaid expenses		9,723
		303,189,702

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		140,163
Cash overdraft due to Custodian		442,237
Payable for investment securities purchased		4,110,126
Payable for shares of Beneficial Interest redeemed		250
Accrued expenses		33,089
		4,725,865

Net Assets ($)		298,463,837

Composition of Net Assets ($):
Paid-in capital		298,458,087
Accumulated net realized gain (loss) on investments		5,750

Net Assets ($)		298,463,837

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		298,458,087
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	3,809,474
Expenses:
Management fee—Note 2(a)	684,250
Professional fees	31,648
Shareholder servicing costs—Note 2(b)	29,280
Custodian fees—Note 2(b)	16,339
Trustees’ fees and expenses—Note 2(c)	9,428
Registration fees	7,653
Prospectus and shareholders’ reports	5,934
Miscellaneous	16,001
Total Expenses	800,533
Less—reduction in fees due to earnings credits—Note 1(b)	(11,002)
Net Expenses	789,531
Investment Income—Net	3,019,943

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,189
Net Increase in Net Assets Resulting from Operations	3,024,132

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	3,019,943	6,570,320
Net realized gain (loss) on investments	4,189	1,561
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,024,132	6,571,881

Dividends to Shareholders from ($):
Investment income—net	(3,019,943)	(6,570,320)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	498,686,625	748,407,263
Dividends reinvested	2,976,295	6,511,680
Cost of shares redeemed	(439,313,171)	(718,985,056)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	62,349,749	35,933,887
Total Increase (Decrease) in Net Assets	62,353,938	35,935,448

Net Assets ($):
Beginning of Period	236,109,899	200,174,451
End of Period	298,463,837	236,109,899

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a]	The fund has changed its fiscal year end from September 30 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unauditied)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	301,745,018
Level 3—Significant Unobservable Inputs	0
Total	301,745,018

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2007 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $15,055 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $8,693 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $704 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $16,339 pursuant to the custody agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $131,776 custodian fees $3,302 chief compliance officer fees $2,350 and transfer agency per account fees $2,735.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

For More Information

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)